Earnings per share - Weighted average shares (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average number of shares for calculating earnings per share
Weighted average number of shares for calculation of basic earnings per share	2,715	2,741	2,736
Dilutive effect of share options and awards	5	6
Weighted average number of shares for calculation of diluted earnings per share	2,720	2,747